CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	900,000,000	369,950,000	86,000,000
Common stock, shares Issued	14,178,514	2,450,922	213,065
Common stock, shares outstanding	14,178,514	2,450,922	213,065
Temporary equity, shares authorized		194,135,415	26,159,128
Temporary equity, shares outstanding		0	139,910
Temporary equity, liquidation preference		$ 0	$ 72,110
Series Seed convertible preferred stock [Member]
Temporary equity, par or stated value per share		$ 0.0001	$ 0.0001
Temporary equity, shares authorized		6,462,258	6,462,258
Temporary equity, shares issued		0	42,999
Temporary equity, shares outstanding		0	42,999
Temporary equity, liquidation preference		$ 0
Series A convertible preferred stock [Member]
Temporary equity, par or stated value per share		$ 0.0001	$ 0.0001
Temporary equity, shares authorized		187,673,157	19,696,870
Temporary equity, shares issued		0	96,911
Temporary equity, shares outstanding		0	96,911
Temporary equity, liquidation preference		$ 0